Share-Based Payments (Schedule Of Information Related To Restricted Stock Granted As Part Of DVD Arrangements) (Details)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)	347,000
Vested (shares)	190,000
Unvested (shares)	609,000		597,000
Content Arrangements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)	518,348
Vested (shares)	473,348
Unvested (shares)	45,000
Sony [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)	218,348	[1]
Vested (shares)	218,348	[1]
Unvested (shares)	0
Paramount [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)	300,000
Vested (shares)	255,000
Unvested (shares)	45,000	[2]
Remaining Vesting Period	0 years 0 months 1 day	[2]

[1]	Includes 25,000 shares granted and fully vested in 2014 due to one-year contract extension executed in 2014.
[2]	Vested on January 1, 2015.